DEBT (Details) - Schedule of Debt (Parentheticals)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Secured Note Payable [Member]
DEBT (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	8.00%	8.00%	8.00%
Secured Convertible Notes Payable [Member]
DEBT (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	10.00%	10.00%	10.00%
Unsecured convertible notes payable #1 [Member]
DEBT (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	9.90%	9.90%	9.90%
Unsecured convertible notes payable #2 [Member]
DEBT (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	8.00%	8.00%	8.00%
Unsecured convertible notes payable #3 [Member]
DEBT (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	7.00%	7.00%	7.00%
Unsecured convertible notes payable #4 [Member]
DEBT (Details) - Schedule of Debt (Parentheticals) [Line Items]
Interest Rate	5.00%	5.00%	5.00%